Derivative Financial Instruments and Fair Value Measurements (Details Narrative) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Share price	$ 0.0039
Convertible Debt [Member]
Convertible debt	$ 126,500	$ 142,000